ORGANIZATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ORGANIZATION [Abstract]
Working capital	$ (2,455)	$ (5,177)
Shareholders' deficit	(39,059)	(40,356)	(36,686)	(27,614)
Income (loss) from continuing operations	1,540	(5,254)	(7,826)
Cash flows from operations	2,606	(7,961)	(7,919)
Borrowing capacity under the convertible notes payable to related party	$ 37,000